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AFL CIO HOUSING INVESTMENT TRUST
AFL-CIO Housing Investment Trust
INVESTMENT OBJECTIVES

The investment objective of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (“HIT”) is to generate competitive risk-adjusted total rates of return for its investors (“Participants”) by investing in fixed-income investments, primarily multifamily and single family mortgage-backed assets. Other important objectives of the HIT are to encourage the construction of housing and to facilitate employment for union members in the construction trades and related industries. All on-site construction work financed through the HIT’s investments is required to be performed by 100% union labor.

EXPENSES OF THE HIT

This table describes the expenses that you may pay if you buy and hold units of beneficial interest in the HIT (“Units”). The HIT does not assess any sales charges (loads), redemption fees, exchange fees or any other account fees.

ANNUAL HIT OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AFL CIO HOUSING INVESTMENT TRUST AFL CIO HOUSING INVESTMENT TRUST
Management Fees	none
Distribution (12b-1) Fees	0.02%
Other Expenses	0.30%
Total Annual HIT Operating Expenses	0.32%

Example

This example is intended to help you compare the cost of investing in the HIT with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the HIT for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the HIT’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AFL CIO HOUSING INVESTMENT TRUST | AFL CIO HOUSING INVESTMENT TRUST | USD ($)	33	104	182	411

Portfolio Turnover

The HIT generally conducts securities transactions on a principal-to-principal basis and does not pay commissions for trades. The HIT may incur transaction costs when it buys and sells certain securities (or “turns over” parts of its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the HIT’s portfolio turnover rate was 25.3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The HIT’s principal investment strategy is to construct and manage a portfolio that is composed primarily of multifamily and single family mortgage-backed assets (collectively, “Mortgage Securities”) with higher yield, higher credit quality and similar interest rate risk versus the securities in the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Aggregate”). As such, the HIT pursues a fundamental policy to concentrate in fixed-income securities in the mortgage and mortgage finance sector of the real estate industry. The HIT holds government and agency issued, guaranteed or insured multifamily mortgage-backed securities (“MBS”) that have call (or prepayment) protection, in place of the following types of securities which are held in the Bloomberg Aggregate: (1) corporate debt; (2) some U.S. Treasury securities; and, (3) some government-sponsored enterprise debt. Since government/agency multifamily MBS offer higher yields than comparable securities with similar credit and interest rate risk, the HIT expects to offer superior risk-adjusted returns compared to the Bloomberg Aggregate.

All securities in which the HIT invests must meet certain requirements described in detail later in this Prospectus and in the HIT’s Statement of Additional Information (“SAI”). Some types of these securities must meet certain standards of nationally recognized statistical rating organizations among other indicia of creditworthiness. The investment personnel of the HIT monitor the HIT’s investments compared with those in the Bloomberg Aggregate and may adjust holdings by purchasing or selling securities. When deciding whether to buy or sell a specific security, the investment personnel of the HIT compare the security to other similar securities and consider factors such as price, yield, duration and convexity (measures of interest rate sensitivity), servicer, geographic location, call or prepayment protection, as well as liquidity. The HIT may purchase Mortgage Securities by way of forward commitments. The HIT does not invest in Mortgage Securities that contain subprime loans.

The HIT uses a variety of strategies to manage risk. These strategies include, but are not limited to, managing the duration of the HIT portfolio within a range comparable to the Bloomberg Aggregate and managing prepayment risk by negotiating prepayment restrictions for Mortgage Securities backed by multifamily housing or healthcare facility projects. The HIT may use U.S. Treasury futures contracts to manage the duration of the HIT’s portfolio (i.e., to manage interest rate risk). The HIT may invest up to 5% of its assets (measured using notional value) in U.S. Treasury futures contracts for duration management purposes. The HIT seeks to minimize the risk of credit and default losses by purchasing securities that are guaranteed, insured, or otherwise credit-enhanced or that meet other criteria intended to manage risk.

PRINCIPAL INVESTMENT RISKS
HIT PAST PERFORMANCE

The bar chart below and the following table provide an indication of the risks of investing in the HIT by illustrating how returns can differ from one year to the next. The table also shows how the HIT’s average annual total returns for the one-, five-, and ten-year periods compare with those of the Bloomberg Aggregate. The HIT’s past performance is not necessarily an indication of how the HIT will perform in the future. Updated performance information is available on the HIT’s website at www.aflcio-hit.com.

ANNUAL TOTAL RETURNS (Calendar Years—Net of Operating Expenses)

During the ten-year period identified in the bar chart above, the highest return for a quarter was 3.43% (quarter ended March 31, 2020) and the lowest return for a quarter was -5.94% (quarter ended March 31, 2022).

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2022)
Average Annual Total Returns - AFL CIO HOUSING INVESTMENT TRUST	1 Year	5 Years	10 Years
AFL CIO HOUSING INVESTMENT TRUST	(13.55%)	(0.39%)	0.78%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees or expenses)	(13.01%)	0.02%	1.06%